Principal accounting policies (Revenue Recognition and Cost of Revenues - Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2017 CNY (¥)
Revenue recognition [Line Items]
Tax rate on service income from provision of advertising services in the PRC (as a percent)	3.00%
Surcharges on business taxes and VAT (as a percent)			12.00%
Accounts Receivable, Net, Current	¥ 198,428	¥ 153,944		$ 28,860
(Additions) reversals charged to general and administrative expenses, net	(1,198)	(3,049)	¥ 3,571
Contract Balance [Member]
Revenue recognition [Line Items]
Accounts Receivable, Net, Current	198,428	153,944			¥ 169,571
Others [Member] | Contract Balance [Member]
Revenue recognition [Line Items]
Deferred Revenue	120,552	133,149			135,595
Deferred Revenue, Revenue Recognized	120,698	122,138
Live streaming [Member] | Contract Balance [Member]
Revenue recognition [Line Items]
Deferred Revenue	922,774	682,613			¥ 320,547
Deferred Revenue, Revenue Recognized	¥ 637,346	¥ 308,545
Minimum [Member]
Revenue recognition [Line Items]
VAT (as a percent)	6.00%
Maximum [Member]
Revenue recognition [Line Items]
VAT (as a percent)	17.00%
Advertising revenues [Member] | Minimum [Member]
Revenue recognition [Line Items]
Advertising revenues contract term	1 month
Advertising revenues [Member] | Maximum [Member]
Revenue recognition [Line Items]
Advertising revenues contract term	3 months
Period over which payments are due	3 months